Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net (Details) [Line Items]
Amortization expenses	¥ 85	$ 12	¥ 85
Minimum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	10 years	10 years